Intangible assets (Details Narrative)	12 Months Ended
Dec. 31, 2022
Exito [Member]
IfrsStatementLineItems [Line Items]
Description of discount and growth rate	discount rate applied to cash flow projections is 7.4% (and cash flows exceeding the three-year period are extrapolated using a growth rate of 3.7%) in Colombia. Based on this analysis, an impairment amounting R$(19) were recorded (R$(22) at December 31, 2021
Computer software [member]
IfrsStatementLineItems [Line Items]
Amortization rate	11.50%
Description of discount and growth rate	The discount rate used on our retail segment cash flow projections was 11.7% (10.6% in 2021), and the cash flows exceeding the three-year period are extrapolated using a 5.4% growth rate (4.8% on December 31, 2021)
Description of sensitivity analysis	sensitivity analysis was made for a 0.5 percentage points increase / decrease in the discount rate
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	10 years